Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [abstract]
Schedule of Income Tax Reconciliation

The significant reasons for the differences are as follows:

	Years ended December 31,
	2018	2017
Net income before tax	$67,340	$104,951
Statutory tax rate	27.0%	26.0%
Anticipated income tax at statutory rates	18,182	27,287
Non-deductible expenditures	1,935	1,082
Differences between Canadian and foreign tax rates	2,159	5,804
Changes in estimate	(679)	88
Effect of change in tax rates	299	(1,576)
Inflation adjustment	(6,408)	(2,242)
Impact of foreign exchange	10,377	(666)
Changes in deferred tax assets not recognized	(287)	4,194
Mining taxes	4,383	4,568
Withholding taxes	3,180	649
Other items	209	(542)
Total income tax expense	$33,350	$38,646

Total income tax represented by:
Current income tax expense	$30,563	$34,863
Deferred tax expense	2,787	3,783
	$33,350	$38,646

Schedule of Current and Deferred Taxes

	Years ended December 31,
	2018	2017
Current tax expense
Current taxes on profit for the year	$30,515	$34,940
Changes in estimates related to prior years	48	(77)
	$30,563	$34,863

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate effects	$3,216	$5,194
Changes in estimates related to prior years	(728)	165
Effect of changes in tax rates	299	(1,576)
	$2,787	$3,783

Total Tax expense	$33,350	$38,646

Schedule of Deferred Tax Assets and Liabilities

The significant components of the recognized deferred tax assets and liabilities are:

	December 31,	December 31,
	2018	2017
Deferred tax assets:
Reclamation and closure cost obligation	$4,594	$3,996
Carried forward tax loss	3,386	1,079
Accounts payable and accrued liabilities	5,642	4,235
Deductibility of resource taxes	3,436	3,597
Other	190	954
Total deferred tax assets	$17,248	$13,861

Deferred tax liabilities:
Mineral properties	$(34,541)	$(30,413)
Mining and foreign withholding taxes	(8,412)	(6,973)
Equipment and buildings	(4,413)	(4,658)
Other	(1,326)	(474)
Total deferred tax liabilities	$(48,692)	$(42,518)

Net deferred tax liabilities	$(31,444)	$(28,657)

Classification:
	2018	2017
Deferred tax assets	$-	$-
Deferred tax liabilities	(31,444)	(28,657)
Net deferred tax liabilities	$(31,444)	$(28,657)

The Company’s movement of net deferred tax liabilities is described below:

	2018	2017
At January 1	$28,657	$24,874
Deferred income tax expense through income statement	2,787	3,783
At December 31	$31,444	$28,657

Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses

The Company recognizes tax benefits on losses or other deductible amounts where it is more likely than not that the deferred tax asset will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	December 31,	December 31,
	2018	2017
Unrecognized deductible temporary differences and unused tax losses:
Non capital losses	$81,188	$73,994
Provisions	5,173	11,720
Share issue costs	3,354	4,473
Mineral properties, plant and equipment	244	762
Capital losses	2,326	906
Unrecognized deductible temporary differences	$92,285	$91,855

As at December 31, 2018, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries. The temporary difference associated with investments in subsidiaries aggregate as follow:

	December 31,	December 31,
	2018	2017
Mexico	$97,705	$69,044
Peru	69,669	98,070

Schedule of Tax Losses Expiry Dates

Tax losses have the following expiry dates:

		December 31,		December 31,
	Year of expiry	2018	Year of expiry	2017
Canada	2026 – 2038	$81,000	2026 – 2037	$74,300
Argentina	2019 – 2023	11,900	2018 – 2022	3,700
Mexico	2021 – 2026	349	2021 – 2025	332
Peru	2021	238	2021	265